HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT TWO

33-19948                           HV-1008 -Variable Account QP

Supplement dated February 4, 2013 to your Prospectus

INVESTMENT ADVISER CHANGE

HARTFORD MONEY MARKET HLS FUND – CLASS IA

Effective January 1, 2013, Hartford Funds Management Company, LLC (“HFMC”) replaced HL Investment Advisors, LLC (“HL Advisors”) as the Hartford Money Market HLS Fund’s investment adviser.

The Prospectus is amended to reflect the above change.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.